Subsequent events, textuals (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 09, 2017	Jan. 27, 2017	Dec. 31, 2016	Feb. 09, 2018	Dec. 31, 2015
Subsequent Event [Line Items]
Unrecognized cost for restricted stock awards			$ 1,058		$ 1,797
Restricted common stock, award vesting period			3 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum amount of securities to be offered or sold		$ 250,000
Sale Of Stock Offering Period		3 years
Subsequent Event [Member] | Annual Incentive Bonus [Member] | Executive management and non-executive directors [Member]
Subsequent Event [Line Items]
Unrecognized cost for restricted stock awards	$ 380
Restricted common stock, award vesting period	2 years
Percentage of shares that will vest on the grant date				33.33%